Equity - Additional Information (Details) $ / shares in Units, $ in Thousands		1 Months Ended					6 Months Ended	12 Months Ended
	Jul. 27, 2023	May 31, 2025 shares	May 31, 2024 shares	May 31, 2023 shares	May 31, 2022 shares	May 31, 2021 shares	Jun. 30, 2025 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares	Jun. 30, 2025 kr / shares
Disclosure Of Classes Of Share Capital [Line Items]
Other contributed capital | $							$ 1,628,045	$ 1,628,045
Other reserves | $							(222,137)	(274,160)
Accumulated deficit | $							(1,310,599)	(1,249,303)
Percentage of share capital owned in subsidiary	100.00%
Share capital percentage	40.00%
Non-controlling interests | $							$ 1,303	$ 1,435
Warrants
Disclosure Of Classes Of Share Capital [Line Items]
Warrants outstanding							53,844,736	62,297,096
Treasury Shares
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares outstanding							1,213,360	416,580
Number of shares sold							4,480
Other Reserves
Disclosure Of Classes Of Share Capital [Line Items]
Change in fair value recognized in consolidated statement of other comprehensive loss | $							$ (72,700)	$ (72,700)
Foreign Currency Translation Reserve
Disclosure Of Classes Of Share Capital [Line Items]
Other reserves | $							$ (149,400)	$ (201,500)
2021 Incentive Award Plan
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants, granted						69,496,515
Shares issued in exercise of warrants		8,452,360	3,667,255	2,882,164	650,000
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares outstanding							606,215,420	598,559,840
Par value | (per share)							$ 0.00018		kr 0.0015
Ordinary Shares | 2021 Incentive Award Plan
Disclosure Of Classes Of Share Capital [Line Items]
Number of ordinary shares allotted and issued		8,452,360
American Depositary Shares | 2021 Incentive Award Plan
Disclosure Of Classes Of Share Capital [Line Items]
Number of ordinary shares converted		7,651,100